SUBSEQUENT EVENTS (Details)	Jul. 19, 2021 USD ($) $ / shares shares	Jul. 28, 2021 USD ($)	Jun. 30, 2021 $ / shares	Mar. 03, 2021 USD ($)	Dec. 31, 2020 $ / shares	Feb. 26, 2020 $ / shares
Class A common stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Class B common stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Loans From Sponsor Working Capital Purpose | $		$ 4,000,000		$ 1,500,000
Subsequent Event | Gelesis
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
Implied equity value | $	$ 900,000,000
Conversion ratio of CPSR Class A or CPSR Class B to CPSR Share	1
Number of pro rata portion of restricted earn out CPSR shares will be received by each holder of common stock, options and warrants | shares	15,000,000
Trading price for future vesting threshold of the first third	$ 12.50
Trading price for future vesting threshold of the second third	15.00
Trading price for future vesting threshold of the third portion	$ 17.50
Number of trading days within specified period that share price must exceed | $	20
Consecutive trading days used to evaluate share price | $	30
Threshold period before share price condition commences	5 years
Subsequent Event | Gelesis | Class A common stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001
Subsequent Event | Gelesis | Class B common stock
Subsequent Event [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001